Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Revenue from Contracts with Customers

13. Revenue from Contracts with Customers

(1) Details of revenue from contracts with customers based on the service contract type and the timing of satisfaction of performance obligations are as follows:

	2020		2019		2018
	(In millions of Korean won)
Service contract
Micro-transaction and subscription revenue
Online game	~~W~~	76,110	~~W~~	30,751	~~W~~	25,897
Mobile game		251,960		279,255		234,991
		328,070		310,006		260,888
Royalties and license fees
Online game		13,435		11,571		13,556
Mobile game		46,364		22,648		4,498
		59,799		34,219		18,054

Others		18,084		16,742		7,828
		405,953		360,967		286,770
Timing of satisfaction of performance obligations
At a point in time		—		175		8
Over time		405,953		360,792		286,762
	~~W~~	405,953	~~W~~	360,967	~~W~~	286,770

(2) Accounts receivables, incremental costs of obtaining a contract, and contract liabilities related to contracts with customers as of December 31, 2020 and 2019 are as follows:

	2020		2019
	(In millions of Korean won)
Accounts receivables	~~W~~	59,761	~~W~~	32,253
Incremental costs of obtaining a contract (Prepaid expenses)		1,277		998
Contract liabilities (Deferred revenue)
Micro-transaction and subscription revenue		12,886		8,742
Royalties and license fees		307		1,403
Website and application development		600		701
	~~W~~	13,793	~~W~~	10,846

(3) Changes in contract liabilities for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
	(In millions of Korean won)
Balance at January 1	~~W~~	10,846	~~W~~	20,074	~~W~~	22,681
Increase related to micro-transaction and subscription revenue		29,124		66,232		12,017
Increase related to royalties and license fees		14,330		—		540
Increase related to website and application development contract		4,580		5,038		834
Decrease upon satisfaction of performance obligations - micro-transaction and subscription revenue		(24,980)		(69,507)		(12,409)
Decrease upon satisfaction of performance obligations -royalties and license fees		(15,426)		(5,407)		(3,066)
Decrease due to termination of contract		—		(413)		(495)
Decrease upon satisfaction of performance obligations - website and application development		(4,681)		(5,171)		(28)
Balance at December 31	~~W~~	13,793	~~W~~	10,846	~~W~~	20,074

The amount of revenue recognized from previous period’s contract liabilities satisfied during the year ended December 31, 2020 is Korean Won 10,606 million.

(4) Transaction price allocated to unsatisfied performance obligations as of December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
	(In millions of Korean won)
Micro-transaction and subscription revenue
Online game	~~W~~	8,418	~~W~~	5,358	~~W~~	6,160
Mobile game		4,468		3,384		5,857
		12,886		8,742		12,017
Royalties and license fees
Online game		286		573		7,203
Mobile game		21		830		20
		307		1,403		7,223

Website and application development		600		701		834
Total	~~W~~	13,793	~~W~~	10,846	~~W~~	20,074

The Group’s management expects to recognize 99.3% (Korean Won 13,692 million) of the transaction price allocated to contracts that have not been performed as of December 31, 2020 as revenue within 12 months. The remaining 0.7% (Korea Won 101 million) is expected to be recognized as revenue thereafter. The amounts disclosed above do not include variable consideration which is constrained.

(5) Details of incremental costs of obtaining a contract recognized as assets as of and for the years ended December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
	(In millions of Korean won)
Incremental costs of obtaining a contract	~~W~~	1,277	~~W~~	998

Details of amortization costs recognized as cost of revenues for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
	(In millions of Korean won)
Amortization costs recognized as cost of revenues	~~W~~	998	~~W~~	2,036	~~W~~	2,231